Impairment Charges on Financial Assets (Tables)	12 Months Ended
Mar. 31, 2022
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Summary of Impairment Charges on Financial Assets
Impairment charges (reversals) on financial assets for the fiscal years ended March 31, 2022, 2021 and 2020 consisted of the following:

	For the fiscal year ended March 31,
	2022	2021	2020

	(In millions)
Loans and advances	¥269,060	¥277,085	¥249,478
Loan commitments	9,555	12,729	11,011
Financial guarantees	1,363	(7,328)	(551)

Total impairment charges on financial assets	¥279,978	¥282,486	¥259,938